Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Warrant liabilities
Schedule of warrants issued but not exercised

	December 31, 2022	December 31, 2021
	Number	Number
Public Warrants	15,264,935	15,265,146
Mudrick Warrants	4,000,000	4,000,000
MWC Options	—	2,000,000
Outstanding, end of period	19,264,935	21,265,146

Schedule of change in fair value of warrants

Recorded as a liability, the following shows the change in fair value during the year ended December 31, 2022:

£ 000
January 1, 2021	—
Additions	17,801
Change in fair value recognised in profit or loss	(6,817)
Foreign exchange movements	(254)
December 31, 2021	10,730
Addition/(Disposal) of private placement warrants	—
Changes in fair value	(5,880)
Reclassification to equity	(1,010)
Foreign exchange movements	1,121
December 31 2022	4,961

Schedule of estimated fair value of market inputs

Spot	$10.68
Strike	$10.00
Risk-free rate (%)	0.05
Dividend yield	—
Maximum term to exercise	4
Volatility (%)	50

Schedule of expense

American (2,625,000 warrants)	21,186
Avolon (6,378,600 warrants)	51,481
Avolon commercial (3,765,000 warrants)	30,386
Virgin (2,625,000 warrants)	8,558
111,611